Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment	Jun. 30, 2024
Buildings [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Transportation vehicles [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	2 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years